Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders Equity
Schedule of stock option plan

					2023
					Number of options (in thousands)
Series granted	Grant date	1st date of exercise	Exercise price at the grant date	Granted	Exercised	Cancelled	Expired	Outstanding

B7	01/31/2021	05/31/2023	0.01	673	(345)	(328)	-	-
C7	01/31/2021	05/31/2023	12.60	497	(161)	(336)	-	-
B8*	05/31/2022	05/31/2025	0.01	1,617	(347)	(1,270)	-	-
C8*	05/31/2022	05/31/2025	17.28	1,328	-	(1,328)	-	-
B9	07/01/2023	07/01/2026	0.01	487	-	-	-	487
B10	05/31/2023	05/31/2026	0.01	4,875	-	-	-	4,875
				9,477	(853)	(3,262)		5,362

(*)	The Company canceled series 8 due to the segregation and discontinuation of the Éxito operation, as described in note 1.2.

Schedule of dilutive effect options granted

	2023	2022

Number of shares	270,139	270,139
Balance of effective stock options granted	5,362	3,038
Maximum percentage of dilution	1.99%	1.12%

Schedule of stock option activity

	Shares in thousands	Weighted average of exercise price	Weighted average of remaining contractual term

At December 31, 2022
Granted during the period	2,945	7.80
Cancelled during the period	(291)	10.82
Exercised during the period	(985)	1.94
Expired during the period	(43)	6.34
Outstanding at the end of the period	3,038	8.46	2.13
Total to be exercised at December 31, 2022	3,038	8.46	2.13

At December 31, 2023
Granted during the period	5,362	0.01
Cancelled during the period	(3,038)	8.46
Exercised during the period	-	-
Expired during the period	-	-
Outstanding at the end of the period	-	-	2.43
Total to be exercised at December 31, 2023	5,362	0.01	2.43

Schedule of dividends proposed

	Proposed dividends
	2023	2022	2021

Net (loss) income for the year	(2,271)	(172)	802
Legal reserve	-	-	(40)
Governmental subsidy reserve	-	-	(438)
Calculation basis of dividends	-	-	324
Mandatory minimum dividends – 25%	-	-	81